SHORT-TERM BANK LOAN (Details 1)	12 Months Ended
Dec. 31, 2022 USD ($)
Total Unsecured short Term Bank Loan [Member]
Unsecured short-term bank loan	$ 20,784
China Construction Bank [Member]
Unsecured short-term bank loan	$ 20,784
Loan commencement date	Apr. 27, 2022
Loan maturity date	Apr. 27, 2023
Interest rate	4.70%